THE RIVERFRONT FUNDS

           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

                        THE RIVERFRONT INCOME EQUITY FUND

                    THE RIVERFRONT SMALL COMPANY SELECT FUND

                    THE RIVERFRONT LARGE COMPANY SELECT FUND

                          THE RIVERFRONT BALANCED FUND

                         Supplement dated March 5, 1999

                       to Prospectus dated April 30, 1998

        Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

        Effective December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with The Riverfront Funds, an Ohio business trust (the "Trust"), created for such purpose. Therefore all references to the "Company" and to "Directors" in the Prospectus are hereby deleted and are replaced with the "Trust" and "Trustees," respectively. In addition, as a part of such reorganization, the name of The Riverfront Stock Appreciation Fund was changed to The Riverfront Small Company Select Fund. Therefore, all references to "The Riverfront Stock Appreciation Fund" and the "Stock Appreciation Fund" are hereby deleted and are replaced with "The Riverfront Small Company Select Fund" and the "Small Company Fund," respectively.

        Effective February 1, 1999, Edgewood Services, Inc. (Edgewood) became the distributor of the shares of the Trust, replacing BISYS Fund Services Limited Partnership (BISYS). Edgewood, a registered broker/dealer, is a New York corporation with principal offices at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. Accordingly, references throughout the Prospectus to the Distributor on and after February 1, 1999 should be understood to mean Edgewood.

        In addition, effective February 1, 1999, Federated Services Company (Federated), an affiliate of Edgewood, became the Administrator of the Trust, replacing BISYS. Federated is a Pennsylvania corporation with principal offices at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Accordingly, references throughout the Prospectus to the Administrator on and after February 1, 1999 should be understood to mean Federated. In addition, as of such date, Federated as Administrator, is entitled to receive a fee calculated at the annual rate of 0.170% of each Fund's average daily net assets.

        Effective February 24, 1999, DePrince, Race & Zollo, Inc. (DRZ) resigned as Sub-Investment Adviser to the Riverfront Income Equity Fund. Accordingly, all references to DRZ should be deleted. Provident will continue as investment adviser to the Income Equity Fund.

        The paragraph next to the heading "Shares Offered" at the top of page 4 of the Prospectus is hereby deleted and replaced with the following:

               "Investors A shares of beneficial interest, without par value, of the Money Market Fund, and Investor A and Investor B shares of beneficial interest, without par value, of the Income Fund, the Balanced Fund, the Income Equity Fund, the Large Company Fund and the Small Company Fund, six separate series (collectively, the "Funds") of The Riverfront Funds, an Ohio business trust (the "Trust")."

The following financial highlights for each of the Funds for the six-month period ended June 30, 1998, are unaudited and are added at the end of the section entitled "FINANCIAL HIGHLIGHTS" in the Prospectus:



                     For the Six Months Ended June 30, 1998
                                   (Unaudited)
                                  ---------------------------------------------------------------
                                  Money Market       INCOME FUND          INCOME EQUITY FUND

                                          FUND

                                                 INVESTOR   INVESTOR B   INVESTOR A   INVESTOR B

                                                     A

NET ASSET VALUE,                     $1.000       $ 9.48      $10.68       $11.68       $11.98
                                      -----        -----       -----        -----        -----
   BEGINNING OF PERIOD.......

Investment Activities

   Net investment income.....         0.024         0.24        0.21         0.05             --
   Net realized and unrealized            --        0.05        0.05         0.56         0.57
                                     ------------ ------      ------       ------       ------
gains

      (losses) from investments

     Total from Investment            0.024         0.29        0.26         0.61         0.57
                                      -----       ------      ------       ------       ------
         Activities..........

Distributions

   Net investment income.....        (0.024)       (0.24)      (0.18)       (0.05)       (0.01)
   In excess of net investment
     income..................     --             --         --           --           --
   Net realized gains........              --          --           --      (0.14)       (0.14)
                                      -----------  --------   --------------------     --------

       Total Distributions...        (0.024)       (0.24)      (0.18)       (0.19)       (0.15)
                                     -------     --------    --------     --------     --------

NET ASSET VALUE,                     $1.000        $9.53      $10.76       $12.10       $12.40
                                      =====         ====       =====        =====        =====
   END OF PERIOD.............
Total Return (excludes                2.45%(a)      3.06%(a)    2.57%(a)     5.18%(a)     4.73%(a)
   sales/redemption charge)..
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period       $155,772       $45,831     $1,284      $84,402      $19,453
(000)........................
Ratio of expenses to average          0.67%(b)      1.14%(b)    1.95%(b)     1.76%(b)     2.54%(b)
   net assets................

Ratio of net investment income        4.90%(b)      4.97%(b)    4.16%(b)     0.79%(b)     0.01%(b)
   to average net assets.....
Ratio of expenses to average          0.82%(b)      1.20%(b)    1.95%(b)     1.79%(b)         (d)
   net assets*...............
Ratio of net investment income        4.75%(b)      4.91%(b)    4.16%(b)     0.76%(b)         (d)
   to average net assets*....
Portfolio turnover rate (c)..          N/A            76%        76%          66%          66%

                                    BALANCED FUND         SMALL COMPANY FUND       LARGE COMPANY FUND
                               INVESTOR A  INVESTOR B   INVESTOR A  INVESTOR B   INVESTOR A   INVESTOR B

NET ASSET VALUE,                $12.30       $12.71      $ 9.17      $  9.49       $11.34       $11.28
                                 -----        -----       -----       ------        -----        -----
   BEGINNING OF PERIOD.......

Investment Activities

   Net investment income.....     0.10         0.05       (0.04)       (0.07)       (0.02)       (0.05)
   Net realized and               1.46         1.51        0.72         0.74         2.06         2.03
                                ------       ------      ------       ------       ------       ------
unrealized
     gains (losses) from
     investments.............

     Total from Investment        1.56         1.56        0.68         0.67         2.04         1.98
                                ------       ------      ------       ------       ------       ------
         Activities..........

Distributions

   Net investment income.....    (0.10)       (0.05)      (1.18)       (1.18)            --           --
   Net realized gains........    (0.08)       (0.08)          --            --           --
                                 ------       ------      --------    -------------  -----------
                                                                                              --

       Total Distributions...    (0.18)       (0.13)      (1.18)       (1.18)            --
                               --------     --------    --------     --------        -----------
                                                                                              --

NET ASSET VALUE,                $13.68       $14.14       $8.67        $8.98       $13.38       $13.26
                                 =====        =====        ====         ====        =====        =====
   END OF PERIOD.............

Total Return (excludes           12.73%(a)    12.26%(a)    7.41%(a)     7.05%(a)    18.02%(a)    17.58%(a)
   sales/redemption charge)..
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period    $10,200      $12,339     $20,437       $1,486     $41,472       $5,447
(000)........................
Ratio of expenses to average      1.72%(b)     2.53%(b)    1.98%(b)     2.73%(b)     1.67%(b)     2.42%(b)
   net assets................

Ratio of net investment           1.55%(b)     0.74%(b)   (0.77)%(b)   (1.57)%(b)   (0.30)%(b)   (1.05)%(b)
income

   to average net assets.....

Ratio of expenses to average      1.88%(b)     2.63%(b)         (d)         (d)          (d)          (d)
   net assets*...............
Ratio of net investment           1.39%(b)     0.64%(b)         (d)         (d)          (d)          (d)
income

   to average net assets*....

Portfolio turnover rate (c)..       64%         64%          62%         62%          40%          40%




-------------------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursement had not occurred, the ratios would have been as indicated.

(a)     Not annualized.
(b)     Annualized

(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. (d) There were no waivers or reimbursements during the period.

        The fourth and fifth sentences in the first paragraph under the heading "THE COMPANY AND ITS FUNDS" on page 20 of the Prospectus are hereby deleted and are replaced with the following:

               "The Trust was originally incorporated as a Maryland corporation on March 27, 1990. On October 11, 1996, the Trust was organized to acquire all of the assets and liabilities of The Riverfront Funds, Inc., a Maryland corporation (the "Conversion"). On December 29, 1998, upon receipt of shareholder approval, pursuant to the terms of the Conversion, each Fund became a separate series of the Trust."

        The first paragraph under the heading "PRINCIPAL INVESTMENTS" on page 26 of the Prospectus is deleted and is replaced with the following:

               "The Small Company Fund, under normal market conditions, will have substantially all, but in no event less than 65%, of its total assets invested in common stocks of small companies, regardless of the movement of stock prices generally. For purposes of this policy, the Trust defines small companies to mean issuers with market capitalizations between $100 million and $2 billion. It is expected that such common stocks will normally be traded on exchanges or established over-the-counter markets."

        The fourth sentence in the second paragraph under the heading "PRINCIPAL INVESTMENTS" on page 26 of the Prospectus is hereby deleted.

        The fifth and sixth sentences under the heading "GENERAL" on page 39 of the Prospectus are hereby deleted.

        The first paragraph under the heading "WAIVER OF SALES CHARGES" on page 44 of the Prospectus is deleted and replaced with the following:

               "Investor A shares may also be sold, to the extent permitted by applicable law, at net asset value without the imposition of an initial sales charge to: (1) personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident; (2) employees, officers and directors of Provident and the Distributor and the immediate families of each; (3) broker-dealers purchasing shares for their own accounts; (4) all affiliates of Provident, including American Financial Group, Inc., and any officers, directors or employees thereof and their immediate families; (5) corporations; (6) employees, and their immediate families, of any broker-dealer with which the Distributor enters into a dealer agreement to sell Investor A shares of the Company; (7) orders placed on behalf of other investment companies distributed by Edgewood., or any of its affiliates, including the Distributor; (8) persons investing directly through the Distributor pursuant to a Systematic Investment Plan; and (9) persons investing directly through a discount brokerage firm which has entered into a dealer agreement with the Distributor. For purposes of this paragraph, "immediate family" means any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law or sister-in-law, and includes adoptive relationships."

        The following sentences are added at the end of the first paragraph under the heading "HOW TO REDEEM SHARES" on page 48 of the Prospectus:

               "Should a shareholder elect to have redemption proceeds wired, the Transfer Agent will reduce the amount of the redemption proceeds by the custodian's then current wire redemption charge (currently $15.00). In the absence of a request that the proceeds be wired, sent EFT or mailed to such bank account, they will be sent by check to the shareholder's address as it appears on the account registration."

        The first sentence in the first paragraph under the heading "CHECKWRITING" on page 50 of the Prospectus is hereby amended to read as follows:

               "If requested on your account application and if you have your account directly with the Trust through the Distributor (e.g., not through a brokerage account), the Money Market Fund will establish a checking account for you with Provident."

        The fourth sentence in the first paragraph under the heading "CHECKWRITING" on page 50 of the Prospectus is hereby deleted and is replaced with the following:

     "You will receive daily dividends declared on the shares redeemed to cover your check until the day Provident instructs the Money Market Fund to redeem shares."

        The heading "BOARD OF DIRECTORS" and the paragraph thereunder on page 53 of the Prospectus are hereby deleted and replaced with the following:

        "BOARD OF TRUSTEES

               Overall responsibility for management of the Trust rests with its Board of Trustees. Unless so required by the Trust's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Trust. The Trust will be managed by the Trustees in accordance with the law of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. Subject to the authority of the Board of Trustees, Provident supervises the investment programs of each Fund."

        The first sentence under the heading "COMPANY SHARES" on page 60 of the Prospectus is hereby deleted and replaced with the following:

     "The Trust presently offers six series of shares of beneficial interest, without par value (the "Funds")."

        The sixth sentence in such paragraph is hereby deleted and replaced with the following:

     "Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested."

        The second sentence in the fourth paragraph under the heading "COMPANY SHARES" on page 60 of the Prospectus is hereby deleted and replaced with the following:

               "The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust."

        The date in the first line of the first full paragraph on page 61 of the Prospectus is hereby changed from April 20, 1998 to October 23, 1998.

        This Prospectus Supplement supersedes in their entirety the Prospectus Supplement dated July 20, 1998, and the Prospectus Supplement dated December 29, 1998.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

CUSIPS  768709107
       768709305
       768709875
       768709404
       768709800
       768709842
       768709834
       768709867
       768709859
       768709602
       768709701

G02570-01(3/99)